UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2006

Date of reporting period: January 1, 2006 - June 30, 2006

Kavilco Incorporated
Semi-Annual Report
June 30, 2006

ITEM 1. EXCERPTS FROM NEWSLETTER
TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS

Note to the SEC: Kavilco Incorporated is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative, and cannot be sold or used as collateral. The following discussion has been edited so that only the portfolio and financial issues from Kavilco's newsletter are attached to the N-CSRS. Topics not addressed in our filing are Direct Deposit, NPS Grant, The Watchman, Website Updates and News from Kasaan.

ANNUAL MEETING OF SHAREHOLDERS

The 2006 Annual Shareholders' Meeting is scheduled for Saturday, November 4. The meeting will be held at the Ted Ferry Civic Center in Ketchikan, Alaska. Registration will be from 11:00 a.m. to noon. The meeting will begin at 1:00 p.m. and end at 3:00 p.m. The primary items of business are the approval of the Corporation's independent public accountants and the election of Directors. The Directors whose terms expire this year are John Campbell, Kenneth Gordon and Louis Jones, Sr.
The Cape Fox Lodge will host the banquet and auction after the meeting. Doors will open at 5:30 p.m.

PORTFOLIO

In the last newsletter, I stated at the March 2006 Board Meeting that we anticipate an economic slowdown in the second half of the year. This prognostication was based on the increase in mortgage rates, an unchecked rise in energy prices and an inverted yield curve. Inversion in yields occurs when short-term bond investments yield more than long-dated bonds and usually indicates that an economic slowdown is in the wind. It appears that the economic slowdown is upon us. The economy was humming along at a respectable 5.1% in the first quarter. However, in the second quarter we had a sub-par growth of 2.5%. How will these economic events play out in the future?

For the most part, housing markets on both coasts have been in a bubble since the stock market crash of 2000. Now these hot markets are witnessing a substantial drop-off in prices and an increase in unsold homes. So, I think we can safely say that we are at the end of an era of massive wealth gains from housing, which provided a major tailwind in consumer spending. This is occurring when the consumer spending power is already being hit by the drag from oil prices and rising debt servicing cost. Accordingly, we feel that the economy will continue to slow down and possibly deteriorate into a recession.

Economic slowdowns can play havoc with the financial markets. We have already seen cracks developing in the stock market, and bond yields are retreating off their June highs. At our September meeting we plan to start mapping out strategies to lock in some long-dated yields in order to ride out the economic slowdown.

Let's turn our attention to one account in the financial statements. Our portfolio's value is subject to the whims of the financial markets. As pointed out in all our shareholder correspondence, unrealized gain/loss is an accounting adjustment and does not enter into the computation of your dividend. The unrealized loss of $687,901 was the result of interest rates reaching their peak for the year in June (when bond yields increase, prices decrease). After June, interest rates started to drop, and by the end of July, our unrealized losses had totally reversed.

KAVILCO INCORPORATED


                                              FOR THE SIX MONTHS
                                             ENDED JUNE 30, 2006
STATEMENTS OF ASSETS AND LIABILITIES                 (UNAUDITED)
ASSETS
     Investments in securities,
       at market value (identified cost
        $33,368,016)                                 $33,082,295
     Real estate at fair value                         3,588,815
     Cash and cash equivalents                           279,778
     Interest receivable                                 371,009
     Premises and equipment, net                          12,543
     Prepaid expenses and other assets                    26,467
                                                     -----------
          Total Assets                                37,360,907
                                                     -----------

LIABILITIES
     Accounts payable and accrued expenses                   207
     Dividends payable                                    60,144
          Total liabilities                               60,351
                                                      ----------

COMMITMENTS AND CONTINGENCIES
          Net assets                                 $37,300,556
                                                     ===========

     Net assets consist of:
          Unrealized depreciation on
               Investments                           $ (285,721)
               Real estate                             2,534,726
          Contributed capital                         35,051,551
                                                      ----------

          Net assets                                 $37,300,556
                                                     ===========

     Net asset value per share of common
       stock ($37,300,556 divided by 12,000
         shares outstanding)                         $  3,108.38
                                                     ===========


See accompanying Notes to the Financial Statements (unaudited).

KAVILCO INCORPORATED


                                                      FOR THE SIX MONTHS
                                                     ENDED JUNE 30, 2006
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)
                                                 PRINCIPAL
                                             AMOUNT/SHARES         VALUE
INVESTMENT IN SECURITIES -
  88.7% OF NET ASSETS
U.S. GOVERNMENT SECURITIES - 62.8%
  U.S. Treasury Bond, 4.250%, 01/15/11           2,000,000   $ 1,931,250
  U.S. Treasury Note, 4.750%, 03/31/11           1,000,000       985,000
  U.S. Treasury Bond, 4.500%, 11/15/15           5,000,000     4,762,500
  U.S. Treasury Bond, 7.250%, 05/15/16           2,000,000     2,315,625
  U.S. Treasury Bond, 4.500%, 02/15/36           3,000,000     2,689,687
  Federal National Mortgage Association -
   variable rates
     6.210%, 11/07/07                            1,000,000     1,008,879
     6.150%, 12/10/07                            1,000,000     1,008,768
     4.000%, 12/14/07                            1,000,000       978,437
     3.375%, 07/07/10                            1,000,000       975,937
  Federal Home Loan Bank - variable rates
     3.350%, 07/11/06                            1,000,000       999,687
     3.760%, 09/29/06                            1,000,000       995,937
     4.000%, 06/29/07                            2,000,000     1,970,625
     3.375%, 12/28/07                            1,000,000       991,250
     3.500%, 12/17/09                            1,000,000       991,562
     4.000%, 06/30/10                            1,000,000       975,312
                                                             -----------
          Total U.S. Government Securities
           (cost $24,149,608)                                 23,580,459
                                                             -----------

CORPORATE OBLIGATIONS - 20.9%
  Banking
     J.P. Morgan Chase & Co.,
       7.875%, 07/15/06                          1,000,000     1,000,575
  Beverage
     Coca Cola Enterprises,
       8.500%, 02/01/12                            700,000       791,865
  Diversified financial services
     General Electric Capital Corp.,
       8.500%, 07/24/08                          1,000,000     1,052,235
  Electric utility
     Potomac Electric Power,
       6.500%, 03/15/08                            190,000       191,841
  Entertainment
     Walt Disney Co., 5.800%, 10/27/08             290,000       289,127
  Food processing
     Heinz Corp., 6.000%, 03/15/08                 229,000       229,379
  Retail store
     Wal-Mart Stores, 6.875%, 08/10/09           1,000,000     1,035,556
     Dayton Hudson, 8.600%, 01/15/12               100,000       113,550
  Securities brokerage
     Merrill Lynch, 6.375%, 10/15/08             1,000,000     1,014,341
     Bear Stearns, 7.625%, 12/07/09              1,000,000     1,060,287
  Telecommunication services
     Pacific Bell, 6.125%, 02/15/08              1,000,000     1,003,132
                                                              ----------
       Total Corporate Obligations
        (cost $7,545,058)                                      7,781,888
                                                              ----------

COMMON STOCK - 0.5% OF NET ASSETS
  Coal Industry
     Fording Canadian Coal Trust                       500        15,850
  Computer Software & Services
     Microsoft Corp.                                 3,640        84,812
  Foreign Telecommunications Industry
     Telecom Corp. of New Zealand Ltd.                 700        13,923
  Natural Gas (Diversified)
     LP Kinder Morgan Energy Partners                  400        18,384
  Oil Refining & Marketing
     Sasol Limited                                     300        11,592
     Suncor Energy Inc.                                300        24,303
     Sunoco Inc.                                       300        20,787
     Valero Energy Corp.                               450        29,934
                                                              ----------
       Total Common Stock (cost $172,992)                        219,585
                                                              ----------

SHORT-TERM INVESTMENTS - 4.5%
  Prime Obligation Funds
       Total short-term investments
        (cost $1,500,362)                        1,500,362     1,500,362
                                                              ----------

       Total investments in securities
        (identified cost $33,368,016)
                                                             $33,082,295
                                                             ===========


See accompanying Notes to the Financial Statements (unaudited).

KAVILCO INCORPORATED


                                                FOR THE SIX MONTHS
                                               ENDED JUNE 30, 2006
STATEMENT OF OPERATIONS                                (UNAUDITED)
INVESTMENT INCOME
     Interest                                           $  728,988
     Dividends from money market fund                       97,748
     Dividends                                               1,458
                                                        ----------
          Total investment income                          828,194
                                                        ----------

EXPENSES
     Salaries and benefits                                 132,411
     Directors' compensation and expenses                  120,737
     Legal and accounting                                   18,353
     Custodial fees                                          4,527
     Insurance expense                                      30,936
     Office and equipment leases                            17,697
     General and administrative                             48,216
                                                        ----------
          Total expenses                                   372,877
                                                        ----------

Net investment income                                      455,317
                                                        ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
     Net realized loss on investments                      (4,884)
     Net decrease in unrealized
       appreciation on investments (Note 3)              (687,901)
                                                        ----------

Net realized and unrealized gain
  (loss) on investments                                  (692,785)
                                                        ----------

NET OPERATING INCOME                                     (237,468)
                                                        ----------

Other income                                                15,012
                                                        ----------

Net increase in net assets
  resulting from operations                             $(222,456)
                                                        ==========

See accompanying Notes to the Financial Statements (unaudited).


KAVILCO INCORPORATED


                                                FOR THE SIX MONTHS
                                               ENDED JUNE 30, 2006
STATEMENT OF CHANGES IN NET ASSETS                     (UNAUDITED)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
     Net investment income                             $   455,317
     Net realized loss on investments                      (4,884)
     Net (decrease) in
      unrealized appreciation                            (687,901)
     Net other income                                       15,012
                                                       -----------
          Net increase in net assets
           resulting from operations                     (222,456)
                                                       -----------

Dividends and distributions
     Net investment income                               (140,988)
     Net other income                                     (15,012)
                                                       -----------
          Total dividends and distributions              (156,000)
                                                       -----------

          Total (decrease) in net assets                 (378,456)

NET ASSETS
     Beginning of year                                  37,679,012
                                                       -----------

     End of year (including undistributed
        net investment income of $34,305
         and $1,796, respectively)                     $37,300,556
                                                       ===========


See accompanying Notes to the Financial Statements (unaudited).

NOTES TO THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

NOTE 1. SEC COMPLIANCE
The following information discussed in Notes 1 and 2 are required to be conveyed to shareholders pursuant to Section 30 of the Investment Act of 1940.
Board fees:              $29,700
Officers' compensation:  $106,780

NOTE 2. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities for the six months ended June 30, 2006 totaled $10,806,613 and $10,236 respectively.

NOTE 3. UNREALIZED LOSS ON INVESTMENTS
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments. The $687,901 unrealized loss is directly related to inflationary pressures and the Federal Reserve Board's action to increase interest rates. Increase in interest rates will adversely affect the value of our bond portfolio, but will afford Kavilco an opportunity to invest at higher interest rates.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the financial statements included in Item 1 of this Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to Kavilco's Board of Directors since Kavilco last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's chief executive officer and chief financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(1)  Not applicable.

(2) Separate certifications by the registrant's chief executive officer and chief financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

(3) Not applicable. The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:   /s/ Louis A. Thompson
      -----------------------
      Louis A. Thompson
      Chief Executive Officer

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:   /s/ Scott Burns
      -----------------------
      Scott Burns
      Chief Financial Officer

Date: August 22, 2006